Note 4 - Labor costs (included in Cost of sales and in Selling, general and administrative expenses)	12 Months Ended
Dec. 31, 2025
Note 4. Labor costs (included in Cost of sales and in Selling, general and administrative expenses)
Note 4. Labor costs (included in Cost of sales and in Selling, general and administrative expenses)
4           Labor costs (included in Cost of sales and in Selling, general and administrative expenses)

	Year ended December 31,
	2025	2024	2023
Wages, salaries and social security costs	1,960,240	2,033,067	1,943,825
Severance indemnities	42,359	35,608	26,470
Post-employment benefits - defined contribution plans	18,220	16,014	15,055
Post-employment benefits - defined benefit plans	8,078	24,259	19,452
Employee retention and long-term incentive program	52,570	51,825	51,564
	2,081,467	2,160,773	2,056,366

The following table shows the geographical distribution of the employees:

	2025	2024	2023
Mexico	5,813	6,042	7,500
Argentina	5,314	5,811	6,267
USA	3,736	3,583	3,882
Italy	2,102	2,140	2,187
Romania	1,909	1,885	1,884
Canada	1,236	1,197	1,195
Brazil	1,212	1,406	1,492
Colombia	915	893	1,112
Saudi Arabia	746	759	849
Indonesia	611	911	1,573
Other	1,281	1,247	1,193
	24,875	25,874	29,134